Earnings Per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Common Share [Abstract]
Earnings Per Common Share

NOTE 22 – EARNINGS PER COMMON SHARE

The two-class method is used in the calculation of basic and diluted earnings per share.  Under the two-class method, earnings available to common stockholders for the period are allocated between common stockholders and participating securities (certain unvested share-based awards and Series C preferred stock outstanding) according to dividends declared (or accumulated) and participation rights in undistributed earnings.  The factors used in the earnings per share computation follow:

	December 31, 2020	December 31, 2019
Basic
Net income	$29,608	$9,601
Accretion of discount and value of warrants exercised related to Series B preferred stock (1)	-	219
Earnings allocated to participating securities (Series C preferred stock) (2)	(2,280)	(430)
Net income allocated to common stockholders	$27,328	$9,390

Weighted average common shares outstanding including unvested share-based payment awards	6,072,829	4,582,997
Less: Unvested share-based payment awards-2019 Plan	(43,732)	(1,532)
Average shares	6,029,097	4,581,465
Basic earnings per common share	$4.53	$2.05

Diluted
Net earnings allocated to common stockholders	$27,328	$9,390
Add back: Preferred Dividends on Series B stock and accretion of discount	-	-
Net earnings allocated to common stockholders	$27,328	$9,390

Weighted average common shares outstanding for basic earnings per common share	6,029,097	4,581,465
Add: Dilutive effects of assumed exercises of stock options	34,158	38,620
Add: Dilutive effects of assumed exercises of stock warrants	-	6,947
Add: Dilutive effects of unvested share-based payment awards-2019 Plan	43,732	1,532
Average shares and dilutive potential common shares	6,106,987	4,628,564
Diluted earnings per common share	$4.47	$2.03

(1)	All outstanding warrants expired on July 15, 2019.
(2)

All 12,607 outstanding shares of Series C preferred stock were converted into a total of 1,260,700 shares of the Company’s Non-Voting Common Stock effective as of the close of business on May 28, 2020.

The following securities were anti-dilutive and not considered in computing diluted earnings per common share.

	2020	2019
Stock options	331	463